RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SUMMARY OF RELATIONSHIP WITH COMPANY	Related party of the Company is as follows:
Name of related party	Relationship with the Company

JFY CPA Limited	A customer of the Company and controlled by Mr. Chan (Note 1)